File Number 2-28097
Amendment to the Prospectus
By Supplement or Sticker
Pursuant to Rule 497(e)

SUPPLEMENT TO THE ENTERPRISE GROUP
OF FUNDS, INC. PROSPECTUS DATED
AUGUST 31, 2001.

This information reflects a change
to the Prospectus.

Effective December 1, 2001, on page
52 of the Prospectus, the following
change shall occur:

Under "Fees and Expenses," replace
the last sentence of the first
paragraph with the following and
replace the expense table with the
following:

The Advisor has contractually agreed
to limit the Fund's expenses through
March 15, 2002, to the expense ratios
set forth in the table.

Annual Fund Operating Expenses
(paid indirectly if you hold fund
shares)
Class A
Class B
Class C
Investment Advisory Fees
0.75%
0.75%
0.75%
Distribution and Service (12b-1)
Fees (4)
0.45%
1.00%
1.00%
Other Expenses
1.11%
1.11%
1.07%
Total Annual Fund Operating Expenses
2.31%
2.86%
2.82%
Less Expense Reimbursement
(1.11%)
(1.11%)
(1.07%)
Net Annual Fund Operating Expenses
1.20%
1.75%
1.75%

Effective December 1, 2001, on page 53
of the Prospectus, the following change
shall occur:

Under "Fees and Expenses," replace the
Example with the following:

If you redeem your shares at the end of
the period:
1 Year
3 Years
5 Years
10 Years
Class A
$698
$1,162
$1,652
$2,995
Class B
$789
$1,286
$1,709
$3,055
Class C
$385
$874
$1,489
$3,147


If you do not redeem your shares at
the end of the period:
1 Year
3 Years
5 Years
10 Years
Class A
$698
$1,162
$1,652
$2,995
Class B
$289
$886
$1,509
$3,055
Class C
$285
$874
$1,489
$3,147

December 3, 2001